Business Combinations (Details) - AUD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 06, 2022	Aug. 05, 2022	Jun. 30, 2022
Business Combinations (Details) [Line Items]
Ordinary shares percentage			100.00%
Total non-cash consideration amount			$ 1,673,631
Shares consideration (in Shares)			17,804,587
Shares issued pirce per share (in Dollars per share)			$ 0.094
Loan agreement amount			$ 1,200,000
Advanced loan amount			1,000,000
Interest accured loan amount			16,711
business combination loan settled amount			1,000,000
Fair value of the total consideration			$ 2,673,631
Business combination contributed revenues	$ 508,009
Business combination contributed net loss	1,455,953
Pro-forma revenue and loss		$ 3,862,901
Share sale agreement				100.00%
Cash and non-cash consideration description		●1,500,000 AHI fully paid ordinary shares issued on closing, escrowed for 24 months from issue; ●US$100,000 cash payable on transaction close; ●US$250,000 payable 1 year from closing; and ●US$250,000 payable 2 years from closing.
Market price (in Dollars per share)		$ 0.12
Business combination contributed no revenues and net loss	$ 582,735
Wellteq Acquisition [Member]
Business Combinations (Details) [Line Items]
Total non-cash consideration amount					$ 2,690,342
Pro-forma revenue and loss		$ 1,096,358